Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Revenue	£ 8,553	£ 7,244	£ 7,110
Cost of sales	(3,045)	(2,562)	(2,487)
Gross profit	5,508	4,682	4,623
Selling and distribution costs	(1,385)	(1,197)	(1,212)
Administration and other expenses	(1,819)	(1,630)	(1,901)
Share of results of joint ventures	19	29	15
Operating profit	2,323	1,884	1,525
Finance income	4	8	3
Finance costs	(205)	(150)	(175)
Net finance costs	(201)	(142)	(172)
Disposals and other non-operating items	(9)	55	130
Profit before tax	2,113	1,797	1,483
Current tax	(534)	(422)	(264)
Deferred tax	53	96	(11)
Tax expense	(481)	(326)	(275)
Net profit for the year	1,632	1,471	1,208
Attributable to:
Shareholders	1,634	1,471	1,224
Non-controlling interests	(2)		(16)
Net profit for the year	£ 1,632	£ 1,471	£ 1,208
Basic earnings per share
Basic earnings per share	£ 0.852	£ 0.763	£ 0.635
Diluted earnings per share
Diluted earnings per share	£ 0.847	£ 0.758	£ 0.632